Summary of Significant Accounting Policies (Policies) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Presentation
Basis of Presentation
The financial statements are prepared under the accrual basis of accounting. The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires the Plan's management to make estimates and assumptions that affect the reported amounts of assets, liabilities, additions to net assets, deductions from net assets and disclosure of contingent assets and liabilities. Actual results could differ from those estimates and assumptions.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
The Plan retains a 100% interest in the PepsiCo, Inc. Defined Contribution Plans Master Trust (PepsiCo Master Trust), which holds investments in various securities, commingled trust funds and a stable value fund. These investments are recorded at fair value, except for the fully benefit-responsive investment contracts within the stable value fund. Within the stable value fund, the collective investment trust is recorded at fair value, while the synthetic investment contracts are recorded at contract value. Contract value is the relevant measure for the portion of the net assets available for benefits of fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the Plan.
Purchases and sales of securities are recognized on the trade date. Interest income is recorded as earned and dividend income is recorded as of the ex-dividend date.

Notes Receivable from Participants
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Notes receivable from participants are deemed delinquent as of the end of the calendar quarter following the calendar quarter in which the loan repayment is due and unpaid. Delinquent notes receivable from participants are recorded as benefits paid to participants.

Payment of Benefits	Payment of Benefits The Plan accounts for benefits when paid.